COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Rental Payments For Operating Leases [Line Items]
2014	$ 56
2015	45
Thereafter	0
Total minimum lease payments	$ 101